Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (28,476)	$ (13,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	30	0
Stock-based compensation expense	1,518	63
Accretion of discount on short-term investments	(606)
Amortization of right-of-use lease assets	117
Changes in operating assets and liabilities:
Receivable from related party	(4,231)	(469)
Unbilled receivable from related party	69	(1,007)
Prepaid expenses and other current assets	(631)	(271)
Other assets	(31)	(30)
Accounts payable, accrued expenses and lease liabilities	2,280	4,919
Deferred revenue—related party	891	0
Net cash used in operating activities	(29,070)	(9,904)
Cash flows from investing activities:
Capital expenditures	(139)	(33)
Purchases of short-term investments	(61,680)	0
Proceeds from maturities of short-term investments	2,000	0
Net cash provided by/(used in) investing activities	(59,819)	(33)
Cash flows from financing activities:
Proceeds from issuance of Series A convertible preferred stock	100,000
Payment of issuance costs for Series A convertible preferred stock	(3,324)
Proceeds from issuance of Series Seed 2 convertible preferred stock		15,000
Payment of issuance costs for Series Seed 2 convertible preferred stock		(88)
Net cash provided by financing activities	96,676	14,912
Increase in cash, cash equivalents and restricted cash	7,787	4,975
Cash, cash equivalents and restricted cash, beginning of period	7,638	2,663
Cash, cash equivalents and restricted cash, end of period	15,425	7,638
Supplemental Disclosure
Cash and cash equivalents	15,365	7,638
Restricted cash	60	0
Total cash, cash equivalents and restricted cash	15,425	7,638
Cash paid for interest	0	0
Cash paid for taxes	0	0
Additions to right-of-use lease assets from new operating lease liabilities	$ 931	$ 0